THE VIRTUS FUNDS
                         THE TAX FREE MONEY MARKET FUND
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779


February 2, 1998


Dear Shareholder,


As a result of the merger of Signet Banking Corporation with and into a wholly-owned subsidiary of First Union Corporation effective November 28, 1997, I am writing to shareholders of The Tax Free Money Market Fund (the "Fund"), to inform you of a Special Shareholders' meeting to be held on February 20, 1998. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.


The Prospectus/Proxy Statement includes two proposals. The first proposal requests that shareholders consider and act upon an Agreement and Plan of Reorganization whereby all of the assets of the Fund would be acquired by Evergreen Municipal (formerly Evergreen Tax Exempt Money Market Fund) Money Market Fund in exchange for Class Y shares of Evergreen Municipal Money Market Fund and the assumption by Evergreen Municipal Money Market Fund of certain liabilities of the Fund. You will receive shares of Evergreen Municipal Money Market Fund having an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about Evergreen Municipal Money Market Fund's investment objective, portfolio management team, performance, etc. are contained in the attached Prospectus/Proxy Statement. The transaction is a non-taxable event for shareholders.


The second proposal requests shareholder consideration of an Interim Investment Advisory Agreement between the Fund and Virtus Capital
Management, Inc.

Information relating to the Interim Investment Advisory Agreement is contained in the attached Prospectus/Proxy Statement.


The Board of Trustees has approved the proposals and recommends that you vote FOR these proposals.


I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals presented and sign and return your proxy card in the enclosed postage paid envelope today.

We need your vote before the Shareholder meeting on Feburary 20, 1998. Normally, we would provide you with more time to read the proxy and return your vote, but there was a delay in obtaining shareholder approval on a matter affecting the fund into which your Fund is merging, the Evergreen Municipal Money Market Fund. Please accept our apologies for the short time frame.

If you have any questions about this proxy, please call our proxy solicitor, Shareholder Communications Corporation, at 800-733-8481 ext. 437. You may also FAX your completed and signed proxy card to 800-733-1885. If we do not receive your completed proxy card after several weeks, you may be contacted by Shareholder Communications Corporation who will remind you to vote your shares.

Thank you for taking this matter seriously and participating in this important process.

Sincerely,


 Edward C. Gonzales
 President
The Virtus Funds

                                THE VIRTUS FUNDS
                         THE TAX FREE MONEY MARKET FUND
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 20, 1998

         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of The Tax Free Money Market Fund, a series of The Virtus Funds (the "Fund"), will be held at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116 on February 20, 1998 at 2:00 p.m. for the following purposes:


     1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of November 26, 1997, providing for the acquisition of all of the assets of the Fund by Evergreen Municipal Money Market Fund (formerly Evergreen Tax Exempt Money Market Fund), a series of Evergreen Money Market Trust, ("Evergreen Municipal") in exchange for shares of Evergreen Municipal and the assumption by Evergreen Municipal of certain identified liabilities of the Fund. The Plan also provides for distribution of such shares of Evergreen Municipal to shareholders of the Fund in liquidation and subsequent termination of the Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of the Fund.


         2. To consider and act upon the Interim Investment Advisory Agreement between the Fund and Virtus Capital Management, Inc.

         3. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.


         The Trustees of The Virtus Funds on behalf of the Fund have fixed the close of business on December 26, 1997 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.


         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                        By Order of the Board of Trustees

                                                              John W. McGonigle
                                                              Secretary


February 2, 1998

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card(s) properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card(s).

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card(s).

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card(s) should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                     VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                                   ABC Corp.
(2)  ABC Corp.                                   John Doe, Treasurer
(3)  ABC Corp.
c/o John Doe, Treasurer                          John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan               John Doe, Trustee
TRUST ACCOUNTS

(1)  ABC Trust                                   Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                        Jane B. Doe
u/t/d 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                        John B. Smith
f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith,    Sr.                       John B. Smith, Jr., Executor

                     PROSPECTUS/PROXY STATEMENT DATED FEBRUARY 2, 1998

                                 Acquisition of Assets of

                              THE TAX FREE MONEY MARKET FUND
                                        a series of
                                     The Virtus Funds
                                 Federated Investors Tower
                            Pittsburgh, Pennsylvania 15222-3779

                             By and in Exchange for Shares of


                           EVERGREEN MUNICIPAL MONEY MARKET FUND
                     (FORMERLY EVERGREEN TAX EXEMPT MONEY MARKET FUND)

                                        a series of
                               Evergreen Money Market Trust
                                    200 Berkeley Street
                               Boston, Massachusetts  02116


         This Prospectus/Proxy Statement is being furnished to shareholders of The Tax Free Money Market Fund ("Virtus Tax Free") in connection with a proposed Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of Virtus Tax Free for consideration at a Special Meeting of Shareholders to be held on February 20, 1998 at 2:00 p.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting"). The Plan provides for all of the assets of Virtus Tax Free to be acquired by Evergreen Municipal Money Market Fund (formerly Evergreen Tax Exempt Money Market Fund) ("Evergreen
Municipal") in exchange for shares of Evergreen Municipal and the assumption by Evergreen Municipal of certain identified liabilities of Virtus Tax Free (hereinafter referred to as the "Reorganization"). Evergreen Municipal and Virtus Tax Free are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganization, shares of Evergreen Municipal will be distributed to shareholders of Virtus Tax Free in liquidation of Virtus Tax Free and such Fund will be terminated. Shareholders of Virtus Tax Free will receive Class Y shares of Evergreen Municipal. Class Y shares of Evergreen Municipal have no initial sales charges or Rule 12b-1 distribution fees. As a result of the proposed Reorganization, shareholders of Virtus Tax Free will receive that number of full and fractional shares of Evergreen Municipal having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of Virtus Tax Free. The Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         Evergreen Municipal is a separate series of Evergreen Money Market Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of Evergreen Municipal is to achieve as high a level of current income exempt from federal income tax as is consistent with preserving capital and providing liquidity. The investment objective of Virtus Tax Free is substantially identical -- to provide current income exempt from federal income tax consistent with stability of principal by investing in municipal securities. Each Fund seeks to maintain a stable net asset value of $1.00 per share although no assurances can be given that such a stable net asset value will be maintained.


         Shareholders of Virtus Tax Free are also being asked to approve the Interim Investment Advisory Agreement with Virtus Capital Management, Inc., a subsidiary of First Union Corporation ("Virtus") (the "Interim Advisory Agreement"), with the same terms and fees as the previous advisory agreement between Virtus Tax Free and Virtus. The Interim Advisory Agreement will be in effect for the period of time between November 28, 1997, the date on which the merger of Signet Banking Corporation with and into a wholly-owned subsidiary of First Union Corporation was consummated, and the date of the Reorganization (scheduled for on or about February 27, 1998).


     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Municipal that shareholders of Virtus Tax Free should know before voting on the Reorganization. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated February 2, 1998, relating to this Prospectus/Proxy Statement and the Reorganization which includes the financial statements of Evergreen Municipal dated August 31, 1997 and of Virtus Tax Free dated September 30, 1997, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Municipal at 200 Berkeley Street, Boston, Massachusetts 02116 or by calling toll-free 1-800-343- 2898.

     The Prospectus of Evergreen Municipal dated October 31, 1996, as amended, and its Annual Report for the fiscal year ended August 31, 1997 are incorporated herein by reference in their entirety, insofar as they relate to Evergreen Municipal only, and not to any other funds described therein. Shareholders of Virtus Tax Free will receive, with this Prospectus/Proxy Statement, copies of the Prospectus pertaining to the Class Y shares of Evergreen Municipal that they will receive as a result of the consummation of the Reorganization. Additional information about Evergreen Municipal is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen Municipal at the address or telephone number listed in the preceding paragraph.


         The two Prospectuses of Virtus Tax Free dated November 30, 1997, insofar as they relate to Virtus Tax Free only, and not to any other funds described therein, are incorporated herein in their entirety by reference. Copies of the Prospectuses and related Statements of Additional Information dated the same date, are available upon request without charge by writing to Virtus Tax Free at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829- 3863.

         Included as Exhibits A and B to this Prospectus/Proxy Statement are a copy of the Plan and the Interim Advisory Agreement, respectively.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                                 TABLE OF CONTENTS


                                                                         Page

COMPARISON OF FEES AND EXPENSES............................................6

SUMMARY  ..................................................................9
         Proposed Plan of Reorganization..................................10
         Tax Consequences.................................................11
         Investment Objectives and Policies of the Funds..................12
         Comparative Performance Information for each Fund................12
         Management of the Funds..........................................13
         Investment Advisers and Sub-Adviser..............................14
         Administrator....................................................15
         Distribution of Shares...........................................15
         Purchase and Redemption Procedures...............................16
         Exchange Privileges..............................................17
         Dividend Policy..................................................17
         Risks    ........................................................18

REASONS FOR THE REORGANIZATION............................................19
         Agreement and Plan of Reorganization.............................22
         Federal Income Tax Consequences..................................24
         Pro-forma Capitalization.........................................26
         Shareholder Information..........................................26

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..........................27

COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS...........................29
         Forms of Organization............................................29
         Capitalization...................................................30
         Shareholder Liability............................................30
         Shareholder Meetings and Voting Rights...........................31
         Liquidation or Dissolution.......................................32
         Liability and Indemnification of Trustees........................32

INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT......................34
         Introduction.....................................................34
         Comparison of the Interim Advisory Agreement and the
                  Previous Advisory Agreement.............................35
         Information about Virtus Tax Free's Investment
              Adviser.....................................................36

ADDITIONAL INFORMATION....................................................37

VOTING INFORMATION CONCERNING THE MEETING.................................37

FINANCIAL STATEMENTS AND EXPERTS..........................................40

LEGAL MATTERS.............................................................40

OTHER BUSINESS............................................................40

APPENDIX A................................................................42

EXHIBIT A

EXHIBIT B

EXHIBIT C

                                          COMPARISON OF FEES AND EXPENSES


         The amounts for Class Y shares of Evergreen Municipal set forth in the following tables and in the examples are based on the expenses of Evergreen Municipal for the fiscal year ended August 31, 1997. The amounts for shares of Virtus Tax Free set forth in the following tables and in the examples are based on the expenses for Virtus Tax Free for the fiscal year ended September 30, 1997. The pro forma amounts for Class Y shares of Evergreen Municipal are based on what the combined expenses would have been for Evergreen Municipal for the fiscal year ending August 31, 1997. All amounts are adjusted for voluntary expense waivers.

         The following tables show for Evergreen Municipal, Virtus Tax Free and Evergreen Municipal pro forma, assuming consummation of the Reorganization, the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class Y shares of Evergreen Municipal and shares of Virtus Tax Free.

                                           Comparison of Class Y Shares
                                      of Evergreen  Municipal With

                                             Shares of Virtus Tax Free



                                            Evergreen               Virtus                Evergreen
                                            Municipal               Tax Free              Municipal

                                                                                          Pro Forma
                                            Class Y                  Shares               Class Y

Shareholder
Transaction Expenses

Maximum Sales Load                          None                      None                  None
Imposed on Purchases
(as a percentage of
offering price)

Maximum Sales Load                          None                      None                  None
Imposed on Reinvested
Dividends (as a
percentage of offering
price)

Contingent Deferred                         None                      None (1)              None
Sales Charge (as a
percentage of original
purchase price or
redemption proceeds,
whichever is lower)

Exchange Fee                                None                      None                  None

Annual Fund Operating
Expenses (as a
percentage of average
daily net assets)

Management Fee (After                       0.47%                     0.36%                 0.47%
Waiver)(2)

12b-1 Fees                                  None                      0.00% (3)             None

Other Expenses (After                       0.06%                     0.43%                 0.06%
                                            -----                     -----                 -----
Reimbursement)

Annual Fund Operating                       0.53%                     0.79%                 0.53%
                                            =====                     =====                 =====
Expenses (4)



(1) A contingent deferred sales charge will be imposed on the shares of Virtus Tax Free only in the limited circumstances in which shares being redeemed were acquired in exchange for Investment shares in those Virtus Funds which charge a contingent deferred sales charge. The contingent deferred sales charge is 2.00% of the lesser of the original purchase price or the net asset value of shares redeemed, within five years following the purchase date of such shares, and 0.00% thereafter.


(2) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. Each investment adviser can terminate this voluntary waiver at any time in its sole discretion. The maximum management fee is 0.49% in the case of Evergreen Municipal and 0.50% for Virtus Tax Free. Currently, no management fee waiver is in effect for Virtus Tax Free.


(3) Shares of Virtus Tax Free can pay up to 0.25% of its average daily net assets as a 12b-1 fee. However, Virtus Tax Free will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors.


(4) Annual Fund Operating Expenses for Class Y shares of Evergreen Municipal would have been 0.55% for the fiscal year ended August 31, 1997 absent the fee waiver described in footnote 2 above. Annual Fund Operating Expenses for shares of Virtus Tax Free for the fiscal year ended September 30, 1997 would have been 0.95% absent the fee waiver described in footnote 2 above and absent expense reimbursement of 0.02%.

         Examples. The following tables show for Evergreen Municipal and Virtus Tax Free, and for Evergreen Municipal pro forma, assuming consummation of the Reorganization, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return and (ii) redemption at the end of such period and, additionally, for shares of Virtus Tax Free, no redemption at the end of each period.


                                             Evergreen  Municipal


                            One Year            Three Years               Five Years                 Ten Years

Class Y                     $5                  $17                       $30                        $66



                                                    Virtus Tax Free

                            One Year            Three Years               Five Years                 Ten Years



Shares                      $28                 $45                       $44                        $98
(Assuming
redemption at
end of
period)

Shares                      $8                  $25                       $44                        $98
(Assuming no
redemption at
end of
period)




                                        Evergreen  Municipal Pro Forma


                            One Year            Three Years               Five Years                 Ten Years

Class Y                     $5                  $17                       $30                        $66


         The purpose of the foregoing examples is to assist Virtus Tax Free shareholders in understanding the various costs and expenses that an investor in Evergreen Municipal would bear, directly and indirectly, as a result of the Reorganization as compared with the various direct and indirect expenses currently borne by a shareholder in Virtus Tax Free. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.


                                                      SUMMARY


         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement and, to the extent not inconsistent with such additional information, the Prospectus of Evergreen Municipal dated October 31, 1996, as amended, and the Prospectuses of Virtus Tax Free dated November 30, 1997 (which are incorporated herein by reference), the Plan and the Interim Advisory Agreement, forms of which are attached to this Prospectus/Proxy Statement as Exhibits A and B, respectively.


Proposed Plan of Reorganization


         The Plan provides for the transfer of all of the assets of Virtus Tax Free in exchange for shares of Evergreen Municipal and the assumption by Evergreen Municipal of certain identified liabilities of Virtus Tax Free. The identified liabilities consist only of those liabilities reflected on the Fund's statement of assets and liabilities determined immediately preceding the Reorganization. The Plan also calls for the distribution of shares of Evergreen Municipal to Virtus Tax Free shareholders in liquidation of Virtus Tax Free as part of the Reorganization. As a result of the Reorganization, the shareholders of Virtus Tax Free will become the owners of that number of full and fractional Class Y shares of Evergreen Municipal which have an aggregate net asset value equal to the aggregate net asset value of the shareholders' shares of Virtus Tax Free, as of the close of business immediately prior to the date of the Reorganization. See "Reasons for the Reorganization - Agreement and Plan of Reorganization."


         The Trustees of The Virtus Funds, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganization would be in the best interests of shareholders of Virtus Tax Free, and that the interests of the shareholders of Virtus Tax Free will not be diluted as a result of the transactions contemplated by the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of Virtus Tax Free's shareholders.

                          THE BOARD OF TRUSTEES OF THE VIRTUS FUNDS
                   RECOMMENDS APPROVAL BY SHAREHOLDERS OF VIRTUS TAX FREE
                          OF THE PLAN EFFECTING THE REORGANIZATION.


         The Trustees of Evergreen Money Market Trust have also approved the Plan and, accordingly, Evergreen Municipal's participation in the Reorganization.

         Approval of the Reorganization on the part of Virtus Tax Free will require the affirmative vote of a majority of Virtus Tax Free's shares voted and entitled to vote, with all classes voting together as a single class at a Meeting at which a quorum of the Fund's shares is present. A majority of the outstanding shares entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the Meeting."

         The merger (the "Merger") of Signet Banking Corporation ("Signet") with and into a wholly-owned subsidiary of First Union Corporation ("First Union") has been consummated and, as a result, by law the Merger terminated the investment advisory agreement between Virtus and Virtus Tax Free. Prior to consummation of the Merger, Virtus Tax Free received an order from the SEC which permitted the implementation, without formal shareholder approval, of a new investment advisory agreement between the Fund and Virtus for a period of not more than 120 days beginning on the date of the closing of the Merger and continuing through the date the Interim Advisory Agreement is approved by the Fund's shareholders (but in no event later than April 30, 1998). The Interim Advisory Agreement has the same terms and fees as the previous investment advisory agreement between Virtus Tax Free and Virtus. The Reorganization is scheduled to take place on or about February 27, 1998.

         Approval of the Interim Advisory Agreement requires the affirmative vote of (i) 67% or more of the shares of Virtus Tax Free present in person or by proxy at the Meeting, if holders of more than 50% of the shares of Virtus Tax Free outstanding on the record date are present, in person or by proxy, or (ii) more than 50% of the outstanding shares of Virtus Tax Free, whichever is less. See "Voting Information Concerning the Meeting."

         If the shareholders of Virtus Tax Free do not vote to approve the Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

Tax Consequences


         Prior to or at the completion of the Reorganization, Virtus Tax Free will have received an opinion of Sullivan & Worcester LLP that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of Evergreen Municipal in the Reorganization. The holding period and aggregate tax basis of shares of Evergreen Municipal that are received by Virtus Tax Free's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Virtus Tax Free in the hands of Evergreen Municipal as a result of the Reorganization will be the same as in the hands of the Fund immediately prior to the Reorganization, and no gain or loss will be recognized by Evergreen Municipal upon the receipt of the assets of the Fund in exchange for shares of Evergreen Municipal and the assumption by Evergreen Municipal of certain identified liabilities.


Investment Objectives and Policies of the Funds


         The investment objectives and policies of Evergreen Municipal and Virtus Tax Free are substantially identical.

         The investment objective of Evergreen Municipal is to achieve as high a level of current income exempt from federal income tax as is consistent with preserving capital and providing liquidity. The investment objective of Virtus Tax Free is current income exempt from federal income tax consistent with stability of principal and liquidity.

         Both Funds maintain a dollar-weighted average portfolio maturity of ninety days. Both Funds follow policies to maintain a stable net asset value of $1.00 per share, although there is no assurance that either or both can do so on a continuing basis. Evergreen Municipal seeks to achieve its objective by investing substantially all of its assets in a diversified portfolio of short-term (i.e. with maturities not exceeding 397 days) debt obligations issued by states, territories and possessions of the United States and by the District of Columbia and their political subdivisions and duly constituted authorities, the interest from which is exempt from federal income tax. Virtus Tax Free pursues its investment objective in the same manner. In addition, unlike Evergreen Tax Free, at least 80% of the annual interest income of Virtus Tax Free will be exempt from the alternative income tax. See "Comparison of Investment Objectives and Policies" below.


Comparative Performance Information for each Fund


         Discussions of the manner of calculation of total return and yield are contained in the respective Prospectuses and Statements of Additional Information of the Funds. The following tables set forth the current yield and effective yield of the Class Y shares of Evergreen Municipal and of shares of Virtus Tax Free for the 7 day period ended September 30, 1997 and the total return of each such Class of the Funds for the one and five year periods ended September 30, 1997 and for the period from inception through September 30, 1997. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.



                                               Current Yield-7 Days Ended    Effective Yield-7 Days Ended
                                               September 30,                 September 30,
                                               1997 (1)                      1997 (1)

Evergreen  Municipal


  Class Y ...................................  3.43%                         3.49%
Virtus Tax Free  . . .                         3.06%                         3.11%

                                          Average Annual Total Return (1)


                       1 Year                                    From
                       Ended                5 Years              Inception
                       September            Ended                To
                       30,                  September            September            Inception
                       1997                 30, 1997             30, 1997             Date
                       -------              -------              ---------            ---------



Evergreen
 Municipal


Class Y                3.45%                3.14%                4.12%                11/2/88
shares

Virtus Tax
Free
shares                 2.83%                N/A                  3.09%                7/27/94
--------------

(1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the yield and average annual total return during the periods would have been lower.


         Important information about Evergreen Municipal is also contained in management's discussion of Evergreen Municipal's performance, attached hereto as Exhibit C. This information also appears in Evergreen Municipal's most recent Annual Report.


Management of the Funds


         The overall management of Evergreen Municipal and of Virtus Tax Free is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Money Market Trust and The Virtus

Funds, respectively.

Investment Advisers and Sub-Adviser


         Evergreen Asset Management Corp. ("Evergreen Asset") serves as investment adviser to Evergreen Municipal. Evergreen Asset, with its predecessors has served as an investment adviser to the Evergreen family of mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union, the sixth largest bank holding company in the United States based on total assets as of September 30, 1997. Evergreen Asset and its affiliates manage the Evergreen family of mutual funds with assets of approximately $40 billion as of November 30, 1997. For further information regarding Evergreen Asset, FUNB and First Union, see "Management of the Funds - Investment Advisers" in the Prospectus of Evergreen Municipal.

         Evergreen Asset manages investments and supervises the daily business affairs of Evergreen Municipal subject to the authority of the Trustees. Evergreen Asset is entitled to receive from the Fund an annual fee equal to 0.50 of 1% of the Fund's average daily net assets on the first $1 billion, and 0.45 of 1% of average daily net assets in excess of $1 billion.

         Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company, an indirect wholly-owned subsidiary of FUNB, which provides that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolio of Evergreen Municipal. Lieber & Company is reimbursed by Evergreen Asset on the basis of the direct and indirect costs of performing such services. There is no additional charge to Evergreen Municipal.


         Virtus serves as the investment adviser for Virtus Tax Free. As investment adviser, Virtus continuously conducts investment research and supervision on behalf of the Fund and is responsible for the purchase and sale of portfolio securities. For its services as investment adviser, Virtus is entitled to receive a fee at an annual rate of 0.50 of 1% of the Fund's average daily net assets.

         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time.

Administrator

         Federated Administrative Services ("FAS") provides Virtus Tax Free with certain administrative personnel and services including certain legal and accounting services. FAS is entitled to receive a fee for such services at the following annual rates: 0.15% on the first $250 million of average daily net assets of the combined assets of the funds in the Blanchard/Virtus mutual fund family, 0.125% on the next $250 million of such assets, 0.10% on the next $250 million of such assets, and 0.075% on assets in excess of $750 million.

Distribution of Shares


         Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of Evergreen Municipal's shares. EDI distributes the Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Evergreen Municipal offers two classes of shares: Class A and Class Y. Each class has separate distribution arrangements. (See "Distribution-Related Expenses" below.) Neither class bears the distribution expenses relating to the shares of the other class.

         In the proposed Reorganization, shareholders of Virtus Tax Free will receive Class Y shares of Evergreen Municipal. Class Y shares of Evergreen Municipal have not adopted a Rule 12b-1 plan. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Evergreen Municipal shares acquired by shareholders of Virtus Tax Free pursuant to the proposed Reorganization will not be subject to any initial sales charge or contingent deferred sales charge ("CDSC") as a result of the Reorganization.

         The following is a summary description of charges and fees for the Class Y shares of Evergreen Municipal which will be received by Virtus Tax Free shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Evergreen Municipal Prospectus and the Virtus Tax Free Prospectuses and in each Fund's respective Statements of Additional Information.


     Class Y Shares. Class Y shares are sold at net asset value without an initial sales charge or a CDSC. Class Y shares are only available to (i) all shareholders of record in one or more of the Evergreen family of funds for which Evergreen Asset served as investment adviser as of December 30, 1994, (ii) certain institutional investors and (iii) investment advisory clients of FUNB, Evergreen Asset or their affiliates. Virtus Tax Free

shareholders   who   receive   Evergreen   Municipal   Class  Y  shares  in  the
Reorganization will be able to purchase additional Class Y shares of Evergreen Municipal and any other Evergreen fund at net asset value.


         Additional  information regarding the classes of shares of each Fund is
included  in  its   respective   Prospectuses   and   Statements  of  Additional
Information.

         Distribution-Related Expenses. Virtus Tax Free has adopted a Rule 12b-1 plan with respect to its shares under which such shares may pay for distribution-related expenses at an annual rate of 0.25 of 1% of average daily net assets. However, the plan will not become effective until a separate class of shares has been created for certain institutional investors.

         Additional  information regarding the Rule 12b-1 plan adopted by Virtus
Tax  Free  is  included  in  its   Prospectuses  and  Statements  of  Additional
Information.

Purchase and Redemption Procedures


         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for Evergreen Municipal is $1,000; with respect to Virtus Tax Free, the minimum initial purchase requirement is $1,000 for noninstitutional purchasers and $10,000 for institutional purchasers. Except for the minimum subsequent investment requirement of $100 for non-institutional purchasers of shares of Virtus Tax Free, there is no minimum for subsequent purchases of shares of either Fund. Each Fund provides for telephone, mail or wire redemption of shares at net asset value (less any CDSC in the case of Virtus Tax Free) as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectuses for each Fund. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.


Exchange Privileges


         Virtus Tax Free currently permits holders of shares to exchange such shares for shares of other funds managed by Virtus. Holders of shares of a class of Evergreen Municipal generally may exchange their shares for shares of the same class of any other Evergreen fund. Virtus Tax Free shareholders will be receiving Class Y shares of Evergreen Municipal in the Reorganization and, accordingly, with respect to shares of Evergreen Municipal received by Virtus Tax Free shareholders in the Reorganization, the exchange privilege is limited to the Class Y shares of other Evergreen funds. Evergreen Municipal limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange of shares within the Evergreen group of funds. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of such Fund. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectuses and Statements of Additional Information.


Dividend Policy

         Each Fund declares substantially all of its net investment income as dividends each business day and each Fund distributes its income dividends monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective Prospectuses of each Fund for further information concerning dividends and distributions.

         After the Reorganization, shareholders of Virtus Tax Free who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from

Evergreen Municipal reinvested in shares of Evergreen Municipal. Shareholders of Virtus Tax Free who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Municipal in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Municipal.

         Each of Evergreen Municipal and Virtus Tax Free has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.


Risks

         Since the investment objectives and policies of each Fund are substantially the same, the risks involved in investing in each Fund's shares are similar. There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives. For a discussion of each Fund's objectives and policies, see "Comparison of Investment Objectives and Policies."


         Virtus Tax Free is a non-diversified investment company. As such, there is no limit on the percentage of assets which it can invest in the securities of a single issuer. An investment in Virtus Tax Free, therefore, may entail greater risk than would exist by investing in a diversified investment company such as Evergreen Municipal because the higher percentage of investments among fewer issuers may result in greater fluctuations in the total market value of a Fund's portfolio. Any adverse developments affecting the value of the securities of an issuer in which Virtus Tax Free has concentrated its investments will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers; the opposite is also true.


         Municipal bond yields are dependent on several factors including market conditions, the size of an offering, the maturity of the bond, ratings of the bond and the ability of issuers to meet their obligations. The prices of bonds fluctuate inversely in relation to the direction of interest rates, i.e., as interest rates decline the values of the bonds increase, and vice versa. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         It should be noted that municipal securities may be adversely affected by local political and economic conditions and developments within a state. For example, adverse conditions in a significant industry within a state may from time to time have a correspondingly adverse effect on specific issuers within that state or on anticipated revenue to the state itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues.

         The value of municipal securities may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal and state income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue, and perceptions with respect to the level of interest rates.


         Each Fund is permitted to make taxable temporary investments. Neither Fund has a current intention of generating income subject to federal regular income tax. However, certain temporary investments may generate income that is subject to state taxes. Interest income from Evergreen Municipal's investments may be subject to the federal alternative minimum tax.


                                          REASONS FOR THE REORGANIZATION

         On July 18, 1997, First Union entered into an Agreement and Plan of Merger with Signet, which provided, among other things, for the Merger of Signet with and into a wholly-owned subsidiary of First Union. The Merger was consummated on November 28, 1997. As a result of the Merger it is expected that FUNB and its affiliates will succeed to the investment advisory and administrative functions currently performed for Virtus Tax Free by various units of Signet and various unaffiliated parties. It is also expected that Signet will no longer, upon completion of the Reorganization and similar reorganizations of other funds in the Signet mutual fund family, provide investment advisory or administrative services to investment companies.

         At a meeting held on September 16, 1997, the Board of Trustees of The Virtus Funds considered and approved the Reorganization as in the best interests of shareholders of Virtus Tax Free and determined that the interests of existing shareholders of Virtus Tax Free will not be diluted as a result of the transactions contemplated by the Reorganization. In addition, the Trustees approved the Interim Advisory Agreement with respect to Virtus Tax Free.

         As noted above, Signet has merged with and into a wholly-owned subsidiary of First Union. Signet is the parent company of Virtus, investment adviser to the mutual funds which comprise The Virtus Funds. The Merger caused, as a matter of law, termination of the investment advisory agreement between each series of The Virtus Funds and Virtus. The Virtus Funds have received an order from the SEC which permits Virtus to continue to act as Virtus Tax Free's investment adviser, without shareholder approval, for a period of not more than 120 days from the date the Merger was consummated (November 28, 1997) to the date of shareholder approval of a new investment advisory agreement.
Accordingly, the Trustees have considered the recommendations of Signet in approving the proposed Reorganization.


         In approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Reorganization. There are substantial similarities between Evergreen Municipal and Virtus Tax Free. Specifically, Evergreen Municipal and Virtus Tax Free have substantially similar investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Board of Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of Virtus Tax Free with an Evergreen fund with a greater level of assets. As of September 30, 1997, Evergreen Municipal's net assets were approximately $1,014 million and Virtus Tax Free's net assets were approximately $57 million.

         In addition, assuming that an alternative to the Reorganization would be to propose that Virtus Tax Free continue its existence and be separately managed by Evergreen Asset or one of its affiliates, Virtus Tax Free would be offered through common distribution channels with the substantially similar Evergreen Municipal. Virtus Tax Free would also have to bear the cost of maintaining its separate existence. Signet and Evergreen Asset believe that the prospect of dividing the resources of the Evergreen mutual fund organization between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and the greatest possible economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, Signet and Evergreen Asset believe that the proposed Reorganization would be in the best interests of each Fund and its shareholders.


         The Board of Trustees of The Virtus Funds met and considered the recommendation of Signet and Evergreen Asset, and, in addition, considered among other things, (i) the terms and conditions of the Reorganization; (ii) whether the Reorganization would result in the dilution of shareholders' interests;
(iii) expense ratios, fees and expenses of Evergreen Municipal and Virtus Tax Free; (iv) the comparative performance records of each of the Funds; (v) compatibility of their investment objectives and policies; (vi) the investment experience, expertise and resources of Evergreen Asset; (vii) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; (viii) the personnel and financial resources of First Union and its affiliates; (ix) the fact that FUNB will bear the expenses incurred by Virtus Tax Free in connection with the Reorganization; (x) the fact that Evergreen Municipal will assume certain identified liabilities of Virtus Tax Free; and (xi) the expected federal income tax consequences of the Reorganization.

         The Trustees also considered the benefits to be derived by shareholders of Virtus Tax Free from the sale of its assets to Evergreen Municipal. In this regard, the Trustees considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation in such an entity by shareholders of Virtus Tax Free.


         In addition, the Trustees considered that there are alternatives available to shareholders of Virtus Tax Free, including the ability to redeem their shares, as well as the option to vote against the Reorganization.


         During their consideration of the Reorganization the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees of Evergreen Money Market Trust also concluded at a meeting on September 16, 1997 that the proposed Reorganization would be in the best interests of shareholders of Evergreen Municipal and that the interests of the shareholders of Evergreen Municipal would not be diluted as a result of the transactions contemplated by the Reorganization.


                       THE TRUSTEES OF THE VIRTUS FUNDS RECOMMEND
                    THAT THE SHAREHOLDERS OF VIRTUS TAX FREE APPROVE
                              THE PROPOSED REORGANIZATION.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).


         The Plan provides that Evergreen Municipal will acquire all of the assets of Virtus Tax Free in exchange for shares of Evergreen Municipal and the assumption by Evergreen Municipal of certain identified liabilities of Virtus Tax Free on or about February 27, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Virtus Tax Free will endeavor to discharge all of its known liabilities and obligations. Evergreen Municipal will not assume any liabilities or obligations of Virtus Tax Free other than those reflected in an unaudited statement of assets and liabilities of Virtus Tax Free prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Evergreen Municipal to be received by the shareholders of Virtus Tax Free will be determined by multiplying the respective outstanding class of shares of Virtus Tax Free by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Virtus Tax Free by the net asset value per share of the respective class of shares of Evergreen Municipal. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State  Street  Bank and Trust  Company,  the  custodian  for  Evergreen
Municipal, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Evergreen Municipal, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.


         At or prior to the Closing Date, Virtus Tax Free will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).


         As soon after the Closing Date as conveniently practicable, Virtus Tax Free will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of
Evergreen Municipal received by Virtus Tax Free. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of Evergreen Municipal's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Municipal due to the Fund's shareholders. All issued and outstanding shares of Virtus Tax Free, including those represented by certificates, will be canceled. The shares of Evergreen Municipal to be issued will have no preemptive or conversion rights. After such distributions and the winding up of its affairs, Virtus Tax Free will be terminated. In connection with such termination, The Virtus Funds will file with the SEC an application for termination as a registered investment company.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Virtus Tax Free's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Virtus Tax Free's shareholders, the Plan may be terminated (a) by the mutual agreement of Virtus Tax Free and Evergreen Municipal; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.


         The expenses of Virtus Tax Free in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganization is consummated. No portion of such expenses will be borne directly or indirectly by Virtus Tax Free or its shareholders. There are not any liabilities or any expected reimbursement in connection with the 12b-1 plan of Virtus Tax Free. As a result, no 12b-1 liabilities will be assumed by Evergreen Municipal following the Reorganization.


         If the Reorganization is not approved by shareholders of Virtus Tax Free, the Board of Trustees of The Virtus Funds will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, Virtus Tax Free will receive an opinion of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:


         (1) The transfer of all of the assets of Virtus Tax Free solely in exchange for shares of Evergreen Municipal and the assumption by Evergreen Municipal of certain identified liabilities, followed by the distribution of Evergreen Municipal's shares by Virtus Tax Free in dissolution and liquidation of Virtus Tax Free, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Evergreen Municipal and Virtus Tax Free will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Virtus Tax Free on the transfer of all of its assets to Evergreen Municipal solely in exchange for Evergreen Municipal's shares and the assumption by Evergreen Municipal of certain identified liabilities of Virtus Tax Free or upon the distribution of Evergreen Municipal's shares to Virtus Tax Free shareholders in exchange for their shares of Virtus Tax Free;

         (3) The tax basis of the assets transferred will be the same to Evergreen Municipal as the tax basis of such assets to Virtus Tax Free immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen Municipal will include the period during which the assets were held by Virtus Tax Free;

         (4) No gain or loss will be recognized by Evergreen Municipal upon the receipt of the assets from Virtus Tax Free solely in exchange for the shares of Evergreen Municipal and the assumption by Evergreen Municipal of certain identified liabilities of Virtus Tax Free;

         (5)  No  gain  or  loss  will  be   recognized  by  Virtus  Tax  Free's
shareholders upon the issuance of the shares of Evergreen Municipal to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of Virtus Tax Free; and

         (6) The aggregate tax basis of the shares of Evergreen Municipal, including any fractional shares, received by each of the shareholders of Virtus Tax Free pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Virtus Tax Free held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Municipal, including fractional shares, received by each such shareholder will include the period during which the shares of Virtus Tax Free exchanged therefor were held by such shareholder (provided that the shares of Virtus Tax Free were held as a capital asset on the date of the Reorganization).

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Virtus Tax Free would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Municipal shares he or she received. Shareholders of Virtus Tax Free should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Municipal. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Virtus Tax Free should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.


Pro-forma Capitalization


         The following table sets forth the capitalizations of Evergreen Municipal and Virtus Tax Free as of September 30, 1997 and the capitalization of Evergreen Municipal on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00 Class Y share of Evergreen Municipal issued for each share of Virtus Tax Free.



                                        Capitalization of Virtus Tax Free,
                                   Evergreen  Municipal and Evergreen

                                              Municipal  (Pro Forma)



                                                                                                    Evergreen
                                                                                                     Municipal
                                             Virtus Tax               Evergreen                     (After
                                             Free                      Municipal                    Reorgani-
                                             ----------               --------------                zation)

                                                                                                    --------------
Net Assets
   Shares..............................      $57,369,580              N/A                           N/A
   Class A.............................      N/A                      $646,298,530                  $646,298,530
   Class Y.............................      N/A                      $367,492,310                  $424,861,890
                                             -----------              --------------                --------------
   Total Net Assets....................      $57,369,580              $1,013,790,840                $1,071,160,420
Net Asset Value
   Per Share
   Shares..............................      $1.00                    N/A
   Class A.............................      N/A                      $1.00                         $1.00
   Class Y.............................      N/A                      $1.00                         $1.00
Shares Outstanding
   Shares..............................      57,369,580               N/A                           N/A
   Class A.............................      N/A                      646,419,117                   646,419,117
   Class Y.............................      N/A                      367,593,643                   424,963,223
                                             ------------             --------------                --------------
   All Classes.........................      57,369,580               1,014,012,760                 1,071,382,340

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Shareholder Information

         As of December 26, 1997 (the "Record Date"), there were 58,898,704 of shares of beneficial interest of Virtus Tax Free outstanding.

         As of November 30, 1997, the officers and Trustees of The Virtus Funds beneficially owned as a group less than 1% of the outstanding shares of Virtus Tax Free. To Virtus Tax Free's knowledge, the following persons owned beneficially or of record more than 5% of Virtus Tax Free's total outstanding shares as of November 30, 1997:



                                                                 Percentage              Percentage of
                                                                 of Shares               Shares of
                                                                 Before                  Class After
                                   No. of                        Reorgani-               Reorgani-
Name and Address                   Shares                        zation                  zation


Stephens, Inc.                     4,490,670                     8.69%                   1.08% Class Y
111 Center Street
Little Rock, AR
72201-3507

Bova & Co.                         37,232,160                    72.03%                  8.98% Class Y
Signet Trust
Company
P.O. Box 26311
Richmond, VA
23260-6311



                     COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES


         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectuses and Statements of Additional Information of the Funds. The investment objectives, policies and restrictions of Evergreen Municipal can be found in the Prospectus of Evergreen Municipal under the caption "Investment Objectives and Policies." Evergreen Municipal's Prospectus also offers additional funds advised by FUNB or its affiliates. These additional funds are not involved in the Reorganization, their investment objectives and policies are not discussed in this Prospectus/Proxy Statement and their shares are not offered hereby. The investment objective, policies and restrictions of Virtus Tax Free can be found in the Prospectuses of the Fund under the caption "Investment Objective and Policies of each Fund." Unlike the investment objective of Virtus Tax Free, which is fundamental, the investment objective of Evergreen Municipal is non-fundamental and can be changed by the Board of Trustees without shareholder approval.

         The investment objectives and policies of Evergreen Municipal and Virtus Tax Free are substantially identical. The investment objective of Evergreen Municipal is to achieve as high a level of current income exempt from federal income tax as is consistent with preserving capital and providing liquidity. The investment objective of Virtus Tax Free is current income exempt from federal income tax consistent with stability of principal and liquidity.

         Both Funds maintain a dollar-weighted average portfolio maturity of ninety days. Both Funds follow policies to maintain a stable net asset value of $1.00 per share, although there is no assurance that either or both can do so on a continuing basis. Evergreen Municipal seeks to achieve its objective by investing substantially all of its assets in a diversified portfolio of short-term debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from federal income tax. Virtus Tax Free pursues its investment objective in the same manner.

         Both  Funds   pursue   their   investment   objectives   by   investing
substantially all of their assets in a portfolio of municipal securities maturing in 13 months (397 days) or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the annual interest income of Virtus Tax Free will be exempt from federal income tax (including the alternative minimum tax). As a matter of investment policy, which may be changed without shareholder approval, at least 80% of the annual interest income of Evergreen Municipal will be exempt from federal income tax. Evergreen Municipal may invest without limitation in obligations subject to the alternative minimum tax. Evergreen Municipal limits investments in taxable securities to 20% of its net assets as a temporary measure when (1) proceeds of the sale of Fund shares or of portfolio securities are pending investment, (2) settlements of purchases of portfolio securities are pending, and (3) liquidity is needed to meet anticipated redemptions. In addition, Evergreen Municipal may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes.


         Both Funds invest in municipal securities which are determined to be of eligible quality under SEC rules and to present minimal credit risk. Municipal securities in which the Funds may invest include: (1) municipal securities that are rated in one of the top two short-term rating categories by any two of Standard & Poor's Ratings Group or Moody's Investors Service or any other nationally recognized statistical rating organization ("SRO") (or by a single rating agency if only one of these agencies has assigned a rating); (2) municipal securities that are issued by an issuer that has outstanding a class of short-term instruments that (A) is comparable in priority and security to such instruments, and (B) meets the rating requirements above; and (3) bonds with a remaining maturity of 397 days or less that are rated no lower than one of the top two long-term rating categories by any SRO and determined by the investment adviser to be of comparable quality.


         Evergreen Municipal may lend portfolio securities to brokers, dealers and other financial organizations. Such loans may not exceed 30% of Evergreen Municipal's total assets, and must be collateralized by cash, letters of credit or U. S. government securities that are at all times equal to at least 100% of the current market value of the loaned securities, including accrued interest. Virtus Tax Free may not lend its portfolio securities.


         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectuses and Statements of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectuses and Statements of Additional Information of each Fund.

                           COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization


         Evergreen Money Market Trust and The Virtus Funds are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Evergreen Money Market Trust is organized as a Delaware business trust and The Virtus Funds is organized as a Massachusetts business trust. Each Trust is governed by a Declaration of Trust, By-Laws and a Board of Trustees. Each Trust is also governed by applicable Delaware, Massachusetts and federal law. Evergreen Municipal is a series of Evergreen Money Market Trust and Virtus Tax Free is a series of The Virtus Funds.

     As set forth in the Supplement to Evergreen Municipal's Prospectuses, effective February 2, 1998, Evergreen Municipal Money Market Fund, a series of The Evergreen Municipal Trust, a Massachusetts business trust, was reorganized (the "Delaware Reorganization") into a corresponding series (Evergreen Municipal) of Evergreen Money Market Trust. In connection with the Delaware Reorganization, the Fund's investment objective was reclassified from "fundamental" to "non-fundamental" and therefore may be changed without shareholder approval; the Fund adopted certain standardized investment restrictions; and the Fund eliminated or reclassified from fundamental to non-fundamental certain of the Fund's other currently fundamental investment restrictions. On January 16, 1998 Evergreen Tax Exempt Money Market Fund changed its name to Evergreen Municipal .


Capitalization


         The beneficial interests in Evergreen Municipal are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. The beneficial interests in Virtus Tax Free are represented by an unlimited number of transferable shares of beneficial interest without par value. The respective Declaration of Trust under which each Fund has been established permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued. Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by series as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular series.


Shareholder Liability

         Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the Declaration of Trust under which Virtus Tax Free was established disclaims shareholder liability for acts or obligations of the series and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Virtus Funds' Declaration of Trust provides for indemnification out of the series property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series or the trust itself would be unable to meet its obligations.

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Money Market Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware business trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Money Market Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Money Market Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Money Market Trust is remote.

Shareholder Meetings and Voting Rights


         Neither Evergreen Money Market Trust on behalf of Evergreen Municipal nor The Virtus Funds on behalf of Virtus Tax Free is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Money Market Trust or The Virtus Funds. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Each Trust currently does not intend to hold regular shareholder meetings. Each Trust does not permit cumulative voting. Except when a larger quorum is required by applicable law, with respect to Evergreen Municipal, twenty-five percent (25%) of the outstanding shares entitled to vote, and with respect to Virtus Tax Free, a majority of the outstanding shares entitled to vote constitutes a quorum for consideration of such matter. For Evergreen Municipal and for Virtus Tax Free, a majority of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Money Market Trust, each share of Evergreen Municipal is entitled to one vote for each dollar of net asset value applicable to each share. Under the voting provisions governing Virtus Tax Free, each share is entitled to one vote. Over time, the net asset values of the mutual funds which are each a series of The Virtus Funds have changed in relation to one another and are expected to continue to do so in the future. Because of the divergence in net asset values, a given dollar investment in a fund which is a series of The Virtus Funds and which has a lower net asset value will purchase more shares and, under the current voting provisions of The Virtus Funds, will have more votes, than the same investment in a series with a higher net asset value. Under the Declaration of Trust of Evergreen Money Market Trust, voting power is related to the dollar value of the shareholders' investment rather than to the number of shares held.


Liquidation or Dissolution


         In the event of the liquidation of Evergreen Municipal and Virtus Tax Free the shareholders are entitled to receive, when, and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.


Liability and Indemnification of Trustees

         The Declaration of Trust of The Virtus Funds provides that a Trustee shall be liable only for his own willful defaults, and that no Trustee shall be protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         The By-Laws of The Virtus Funds provide that a present or former Trustee or officer is entitled to indemnification against liabilities and expenses with respect to claims related to his or her position with the Trust, provided that no indemnification shall be provided to a Trustee or officer against any liability to the Trust or any series thereof or the shareholders of any series by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Under the Declaration of Trust of Evergreen Money Market Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust, By-Laws, Delaware and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws, Delaware and Massachusetts law directly for more complete information.


                  INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of The Virtus Funds recommends that shareholders of Virtus Tax Free approve the Interim Advisory Agreement. The Merger became effective on November 28, 1997. Pursuant to an order received from the SEC all fees payable under the Interim Advisory Agreement will be placed in escrow and paid to Virtus if shareholders approve the contract within 120 days of its effective date. The Interim Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Advisory Agreement are essentially the same as the Previous Advisory Agreement (as defined below). The only difference between the Previous Advisory Agreement and the Interim Advisory Agreement, if approved by shareholders, is the length of time each Agreement is in effect. A description of the Interim Advisory Agreement pursuant to which Virtus continues as investment adviser to Virtus Tax Free, as well as the services to be provided by Virtus pursuant thereto is set forth below under "Advisory Services." The description of the Interim Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Advisory Agreement, attached hereto as Exhibit B.

         Virtus, a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management (adviser to the Fund since 1990), is an indirect wholly-owned subsidiary of First Union. Virtus' address is 707 East Main Street, Suite 1300, Richmond, Virginia 23219. Virtus has served as investment adviser pursuant to an Investment Advisory Contract dated March 1, 1995, as amended on October 21, 1996. As used herein, the Investment Advisory Agreement, as amended, for Virtus Tax Free is referred to as the "Previous Advisory Agreement." At a meeting of the Board of Trustees of The Virtus Funds held on September 16, 1997, the Trustees, including a majority of the Independent Trustees, approved the Interim Advisory Agreement for Virtus Tax Free.

         The Trustees have authorized The Virtus Funds, on behalf of Virtus Tax Free, to enter into the Interim Advisory Agreement with Virtus. Such Agreement became effective on November 28, 1997. If the Interim Advisory Agreement for Virtus Tax Free is not approved by the shareholders, the Trustees will consider appropriate actions to be taken with respect to Virtus Tax Free's investment advisory arrangements at that time. The Previous Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on February 24, 1997.

Comparison of the Interim Advisory Agreement and the Previous
Advisory Agreement.

         Advisory Services. The management and advisory services to be provided by Virtus under the Interim Advisory Agreement are identical to those currently provided by Virtus under the Previous Advisory Agreement. Under the Previous Advisory Agreement and Interim Advisory Agreement, Virtus manages Virtus Tax Free and continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio securities.

         FAS currently acts as administrator of Virtus Tax Free. FAS will continue during the term of the Interim Advisory Agreement as Virtus Tax Free's administrator for the same compensation as currently received. An affiliate of FAS currently performs transfer agency services for Virtus Tax Free's shareholders. Commencing February 9, 1998 Evergreen Service Company will provide such transfer agency services for the same fees charged by Virtus Tax Free's current transfer agent. See "Summary -Administrator."

     Fees and Expenses. The investment advisory fees and expense limitations for Virtus Tax Free under the Previous Advisory Agreement and the Interim Advisory Agreement are identical. See "Summary - Investment Advisers and Sub-Adviser."

         Expense Reimbursement. The Previous Advisory Agreement included a provision which provides that Virtus may from time to time and for such periods as it deems appropriate reduce its compensation to the extent that the Fund's expenses exceed such lower expense limitation as Virtus may, by notice to The Virtus Funds, voluntarily declare to be effective. Furthermore, Virtus may, if it deems appropriate, assume expenses of the Fund or a class to the extent that the Fund's or classes' expenses exceed such lower expense limitation as Virtus may, by notice to The Virtus Funds, voluntarily declare to be effective.

         The Interim Advisory Agreement contains an identical provision.

         Payment of Expenses and Transaction Charges. Under the Previous Advisory Agreement, The Virtus Funds was required to pay or cause to be paid on behalf of the Fund or each class, all of the Fund's or classes' expenses and the Fund's or classes' allocable share of The Virtus Funds' expenses.

         The Interim Advisory Agreement contains an identical provision.

         Limitation of Liability. The Previous Advisory Agreement provided that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Virtus, Virtus was not liable to The Virtus Funds or to the Fund or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Interim Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Virtus Tax Free (as defined in the 1940 Act) or by a vote of a majority of The Virtus Funds' entire Board of Trustees on 60 days' written notice to Virtus or by Virtus on 60 days' written notice to The Virtus Funds. Also, the Interim Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Advisory Agreement contained identical provisions as to termination and assignment.

Information about Virtus Tax Free's Investment Adviser

         Virtus, a registered investment adviser, manages, in addition to the Fund, other funds of The Virtus Funds, the Blanchard Group of Funds and three fixed income trust funds. The name and address of each executive officer and director of Virtus are set forth in Appendix A to this Prospectus/Proxy Statement.

         During the fiscal years ended September 30, 1997, 1996 and 1995, Virtus received from Virtus Tax Free management fees of $302,027, $462,900 and $262,792, respectively, of which $94,455, $184,473 and $262,792, respectively, were voluntarily waived. Signet acts as custodian for Virtus Tax Free and received $34,273 for the fiscal year ended September 30, 1997. Commencing on or about January 20, 1998 FUNB will act as Virtus Tax Free's custodian during the term of the Interim Advisory Agreement.

         The Board of Trustees considered the Interim Advisory
Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Advisory Agreement and the terms of the Previous Advisory Agreement.

                   THE TRUSTEES OF THE VIRTUS FUNDS RECOMMEND THAT
                         THE SHAREHOLDERS OF VIRTUS TAX FREE
                       APPROVE THE INTERIM ADVISORY AGREEMENT

                               ADDITIONAL INFORMATION


         Evergreen Municipal. Information concerning the operation and management of Evergreen Municipal is incorporated herein by reference from the Prospectus dated October 31, 1996, as amended, a copy of which is enclosed, and Statement of Additional Information of the same date. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Municipal at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.


         Virtus Tax Free. Information about the Fund is included in its current Prospectuses dated November 30, 1997 and in the Statements of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectuses and Statements of Additional Information are available upon request and without charge by writing to Virtus Tax Free at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829-3863.


         Evergreen Municipal and Virtus Tax Free are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.


                                     VOTING INFORMATION CONCERNING THE MEETING


     This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of The Virtus Funds to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., February 20, 1998, at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116 and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the meeting and a proxy card, is first being mailed to shareholders of Virtus Tax Free on or about February 2, 1998. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares entitled to vote, at the close of business on the Record Date, present in person or represented by proxy, will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization, FOR the Interim Advisory Agreement and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not be counted as shares voted and will have no effect on the vote regarding the Plan. However, such "broker non-votes" will have the effect of being counted as votes against the Interim Advisory Agreement which must be approved by a percentage of the shares present at the Meeting or a majority of the outstanding voting securities. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of The Virtus Funds, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby and FOR approval of the Interim Advisory Agreement.

     Approval of the Plan will require the affirmative vote of a majority of the shares voted and entitled to vote, with all classes voting together as a single class at the Meeting at which a quorum of the Fund's shares is present. Approval of the Interim Advisory Agreement will require the affirmative vote of (i) 67% or more of the outstanding voting securities if holders of more than 50% of the outstanding voting securities are present, in person or by proxy, at the Meeting, or (ii) more than 50% of the outstanding voting securities, whichever is less, with all classes voting together as one class. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of FUNB or Signet, their affiliates or other representatives of Virtus Tax Free (who will not be paid for their soliciting activities). Shareholder Communications Corporation has been engaged by Virtus Tax Free to assist in soliciting proxies.

         If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve the Reorganization are not received by February 20 , 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.


         A shareholder who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust of The
Virtus Funds to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of Evergreen Municipal which they receive in the transaction at their then-current net asset value. Shares of Virtus Tax Free may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of Virtus Tax Free may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.


         Virtus Tax Free does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of The Virtus Funds at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Fund in a reasonable period of time prior to any such meeting.


         The votes of the shareholders of Evergreen Municipal are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Virtus Tax Free whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                                         FINANCIAL STATEMENTS AND EXPERTS


         The financial statements of Evergreen Municipal as of August 31, 1997, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of Price Waterhouse LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


         The financial statements and financial highlights of Virtus Tax Free incorporated in this Prospectus/Proxy Statement by reference from the Annual Report of The Virtus Funds for the year ended September 30, 1997 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                                   LEGAL MATTERS


         Certain legal matters concerning the issuance of shares of Evergreen Municipal will be passed upon by Sullivan & Worcester LLP, Washington, D.C.


                                                  OTHER BUSINESS

         The Trustees of The Virtus Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE TRUSTEES OF THE VIRTUS FUNDS RECOMMEND APPROVAL OF THE PLAN AND THE INTERIM ADVISORY AGREEMENT, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN AND THE INTERIM ADVISORY AGREEMENT.

February 2, 1998

                                                    APPENDIX A

         The names and addresses of the principal executive officers and directors of Virtus Capital Management, Inc. are as follows:


OFFICERS:


Name                                   Address
----                                   -------
David C. Francis, Chief                First Union National Bank
Investment Officer                     201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
Tanya Orr Bird, Vice                   Virtus Capital Management, Inc.
President                              707 East Main Street
                                       Suite 1300
                                       Richmond, Virginia  23219
Josie Clemons Rosson, Vice             Virtus Capital Management, Inc.
President, Assistant                   707 East Main Street
Secretary                              Suite 1300
                                       Richmond, Virginia  23219
L. Robert Cheshire, Vice               First Union National Bank
President                              201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
John E. Gray, Vice                     First Union National Bank
President                              201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
Dillon S. Harris, Jr., Vice            First Union National Bank
President                              201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
J. Kellie Allen, Vice                  First Union National Bank
President                              201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
Ethel B. Sutton, Vice                  Evergreen Asset Management Corp.
President                              2500 Westchester Avenue
                                       Purchase, New York 10577

DIRECTORS:



Name                                   Address
----                                   -------
David C. Francis                       First Union National Bank
                                       201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
Donald A. McMullen                     First Union National Bank
                                       201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
William M. Ennis                       First Union National Bank
                                       201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
Barbara J. Colvin                      First Union National Bank
                                       201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
William D. Munn                        First Union National Bank
                                       201 South College Street
                                       Charlotte, North Carolina 28288-1195

                                                                EXHIBIT A




                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 26th day of November, 1997, by and between the Evergreen Money Market Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Tax Exempt Money Market Fund series (the "Acquiring Fund"), and The Virtus Funds, a Massachusetts business trust, with its principal place of business at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 ("Virtus Funds"), with respect to its The Tax-Free Money Market Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class Y shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of Virtus Funds have determined that the Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.


         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.


         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Shareholders of the Selling Fund will receive Class Y shares of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about February 27, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. Signet Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Virtus Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Virtus Funds' Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date except for liabilities, if any, to be discharged or reflected on the Statement of Assets and Liabilities as provided in paragraph
1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at September 30, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund). All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2.1 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at August 31, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since August 31, 1997, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the

1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

         4.2.2 REPRESENTATIONS OF PREDECESSOR FUND. The representations and warranties set forth in Section 4.2.1 shall be deemed to include, to the extent applicable, representations and warranties made by and on behalf of Evergreen Tax Exempt Money Market Fund (the "Predecessor Fund"), a series of The Evergreen Municipal Trust, a Massachusetts business trust, as of the date hereof. The
Acquiring Fund shall deliver to the Selling Fund a certificate of the Predecessor Fund of even date making the representations set forth in Section
4.2.1 with respect to the Predecessor Fund to the extent applicable to the Predecessor Fund as of the date hereof.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. Virtus Funds will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Price Waterhouse LLP and certified by Virtus Funds' President and Treasurer.

         5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.8 CAPITAL LOSS CARRYFORWARDS. AS promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause Price Waterhouse LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the

Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus and Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Virtus Funds and the Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.


         In this paragraph 6.2, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


         6.3 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

         6.4 The acquisition of the assets of the Predecessor Fund by the Acquiring Fund shall have been completed prior to the Closing Date.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Virtus Funds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Virtus Funds.

         7.3.1 The Acquiring Fund shall have received on the Closing Date an opinion of Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the

1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Virtus Funds' Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) The descriptions in the Prospectus and Proxy Statement of this Agreement, as set forth under the caption "Reasons for the Reorganization - Agreement and Plan of Reorganization," the Interim Advisory Agreement and the Previous Advisory Agreement, as set forth under the caption "Information Regarding the Interim Advisory Agreement," and the description of voting requirements applicable to approval of the Interim Advisory Agreement, as set forth under the caption "Voting Information Concerning the Meeting," insofar as the latter constitutes a summary of applicable voting requirements under the Investment Company Act of 1940, as amended, are, in each case, accurate and fairly present the information required to be shown by the applicable requirements of Form N-14.

                  (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

                  7.3.2 The Acquiring Fund shall have received on the Closing Date an opinion of C. Grant Anderson, Esq., Assistant Secretary of Virtus Funds, in form satisfactory to the Acquiring Fund as follows: Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund).

         Mr. Anderson shall also state that he has reviewed and is familiar with the contents of the Prospectus and Proxy Statement and, although he is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement, on the basis of the foregoing, no facts have come to his attention that lead him to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that he does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus and Proxy Statement.

         The opinions set forth in paragraphs 7.3.1 and 7.3.2 may state that such opinions are solely for the benefit of the Acquiring Fund. Such opinions shall contain such other assumptions and limitations as shall be in the opinion of Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson, as applicable, appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Massachusetts law, that as Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson are not admitted to the bar of Massachusetts, such opinions are based either upon the review of published statutes, cases and rules and regulations of the Commonwealth of Massachusetts or upon an opinion of Massachusetts counsel.


         In this paragraph 7.3, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


         7.4 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

                                  ARTICLE VIII

        FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Virtus Funds' Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from Price Waterhouse LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.

         In addition, the Acquiring Fund shall have received from Price Waterhouse LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from Price Waterhouse LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Virtus Funds, the respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                   AMENDMENTS


         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this

Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of The Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Selling Fund and the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Virtus Funds or the Trust personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund, as provided in the Declarations of Trust of Virtus Funds and the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of Virtus Funds on behalf of the Selling Fund and the Trust on behalf of the Acquiring Fund and signed by authorized officers of Virtus Funds and the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund as provided in the Declarations of Trust of Virtus Funds and the Trust.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                                EVERGREEN    MONEY
                                                MARKET   TRUST  ON
                                                BEHALF          OF
                                                EVERGREEN      TAX
                                                EXEMPT       MONEY
                                                MARKET FUND By:

                                                Name:

                                                Title:



                                                THE VIRTUS FUNDS
                                                ON BEHALF OF THE TAX-FREE
                                                MONEY MARKET FUND
                                                By:

                                                Name:

                                                Title:

                                                                 EXHIBIT B

                                THE VIRTUS FUNDS

                      INTERIM INVESTMENT ADVISORY AGREEMENT


         This Agreement is made between Virtus Capital Management, Inc., a Maryland corporation having its principal place of business in Richmond, Virginia (the "Adviser"), and The Virtus Funds, a Massachusetts business trust having its principal place of business in Pittsburgh, Pennsylvania (the "Trust").

         WHEREAS, the Trust is an open-end management investment company as that term is defined in the Investment Company Act of 1940 (the "Act") and is registered as such with the Securities and Exchange Commission; and

         WHEREAS, the Adviser is engaged in the business of rendering investment advisory and management services.

         NOW, THEREFORE, the parties hereto, intending to be legally bound, agree as follows:

         1. The Trust hereby appoints Adviser as Investment Adviser for each of the portfolios ("Funds") of the Trust, which may be offered in one or more classes of shares ("Classes"), on whose behalf the Trust executes an exhibit to this Agreement, and Adviser, by its execution of each such exhibit, accepts the appointments. Subject to the direction of the Trustees of the Trust, Adviser shall provide investment research and supervision of the investments of each of the Funds and conduct a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of each Fund's assets.

         2. Adviser, in its supervision of the investments of each of the Funds, will be guided by each of the Fund's fundamental investment policies and the provisions and restrictions contained in the Declaration of Trust and By-Laws of the Trust and as set forth in the Registration Statement and exhibits as may be on file with the Securities and Exchange Commission.

         3. The Trust shall pay or cause to be paid on behalf of each Fund or Class, all of the Fund's or Classes' expenses and the Fund's or Classes' allocable share of Trust expenses.

         4. The Trust, on behalf of each of the Funds shall pay to Adviser for all services rendered to such Fund by Adviser hereunder the fees set forth in the exhibits attached hereto.

         5. The Adviser may from time to time and for such periods as it deems appropriate reduce its compensation to the extent that any Fund's expenses exceed such lower expense limitation as the Adviser may, by notice to the Trust, voluntarily declare to be effective. Furthermore, the Adviser may, if it deems appropriate, assume expenses of one or more Fund or Class to the extent that any Fund's or Classes' expenses exceed such lower expense limitation as the Adviser may, by notice to the Trust, voluntarily declare to be effective.


         6. This Agreement shall begin for each Fund on the date that the Trust executes an exhibit to this Agreement relating to such Fund. This Agreement shall remain in effect for each Fund until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization to be dated as of November 26, 1997 with respect to each Fund or for two years from the date of its execution and from year to year thereafter, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust) cast in person at a meeting called for that purpose; and (b) Adviser shall not have notified the Trust in writing at least sixty (60) days prior to the anniversary date of this Agreement in any year thereafter that it does not desire such continuation with respect to that Fund.


         7. Notwithstanding any provision in this Agreement, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Fund, as defined in Section 2(a)(42) of the Act on sixty (60) days' written notice to Adviser.

         8. This Agreement may not be assigned by Adviser and shall automatically terminate in the event of any assignment. Adviser may employ or contract with such other person, persons, corporation or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Agreement.

         9. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under this Agreement on the part of Adviser, Adviser shall not be liable to the Trust or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

         10. This Agreement may be amended at any time by agreement of the parties provided that the amendment shall be approved both by vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party to this Agreement (other than as Trustees of the Trust), cast in person at a meeting called for that purpose, and on behalf of a Fund by a majority of the outstanding voting securities of such Fund as defined in Section 2(a)(42) of the Act.

         11. Adviser is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust and agrees that the obligations pursuant to this Agreement of a particular Fund and of the Trust with respect to that particular Fund be limited solely to the assets of that particular Fund, and Adviser shall not seek satisfaction of any such obligation from the assets of any other Fund, the shareholders of any Fund, the Trustees, officers, employees or agents of the Trust, or any of them.

         12. This Agreement shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

         13. This Agreement will become binding on the parties hereto upon their execution of the attached exhibits to this Agreement.

                                    EXHIBIT A

                       THE U.S. GOVERNMENT SECURITIES FUND
                        THE VIRGINIA MUNICIPAL BOND FUND
                        THE MARYLAND MUNICIPAL BOND FUND
                         THE TREASURY MONEY MARKET FUND
                              THE MONEY MARKET FUND
                         THE TAX-FREE MONEY MARKET FUND
                             THE STYLE MANAGER FUND
                        THE STYLE MANAGER: LARGE CAP FUND


Name of Fund                                        Percentage of Net Assets
------------                                        ------------------------
The Treasury Money Market Fund                                  .50 of 1%
The Money Market Fund                                           .50 of 1%
The Tax-Free Money Market Fund                                  .50 of 1%
The U.S. Government Securities Fund                             .75 of 1%
The Virginia Municipal Bond Fund                                .75 of 1%
The Maryland Municipal Bond Fund                                .75 of 1%
The Style Manager: Large Cap Fund                               .75 of 1%
The Style Manager Fund                                         1.25 of 1%

         For all services rendered by Adviser hereunder, the Trust shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to the following percentage (the "applicable percentage") of the average daily net assets of each Fund.

         The fee shall be accrued daily at the rate of 1/365th of the applicable percentage applied to the daily net assets of the Fund.

         The advisory fee so accrued shall be paid to Adviser daily.

         Witness the due execution hereof this 28th day of November, 1997.

Attest:                                    VIRTUS CAPITAL MANAGEMENT, INC.

                                           By:
Assistant Secretary                            President


Attest:                                    THE VIRTUS FUNDS

                                           By:
Assistant Secretary                            Vice President
C. Grant Anderson

                                                                     EXHIBIT C


                                    EVERGREEN
                           TAX EXEMPT MONEY MARKET FUND
(Evergreen Graphic
  Goes Here)

                                FUND AT A GLANCE
                             As of August 31, 1997


PERFORMANCE
                                   AVERAGE ANNUALIZED TOTAL
                                           RETURNS                            YIELDS & DISTRIBUTIONS
                                 ----------------------------              -----------------------------
SHARE     INCEPTION               3         5         SINCE        7-DAY YIELD     30-DAY YIELD       12-MONTH
CLASS       DATE      1 YEAR    YEARS     YEARS     INCEPTION     (ANNUALIZED)     (ANNUALIZED)     DISTRIBUTION
  A        1/5/95     3.13%       --        --        3.24%           2.89%            2.93%           $0.03
  Y       11/2/88     3.44%     3.52%     3.13%       4.13%           3.19%            3.23%           $0.03

PORTFOLIO CHARACTERISTICS

TOTAL NET ASSETS (ALL CLASSES):   $1,044,426,214

AVERAGE MATURITY:                 36 days

OBJECTIVE: Stability of principal and tax-free income

STRATEGY: Invests in short-term municipal securities


                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)


(Pie chart appears here with the following plot points.)


Anticipation Notes           4.2%
Commercial Paper and Bonds   7.0%
Put Bonds                   15.5%
Variable Rate Demand Notes  73.3%

PORTFOLIO MANAGER
              Steven C. Shachat joined Lieber & Co. in 1988 and has been managing short-term tax-exempt investments. He is Portfolio Manager of Evergreen Tax-Exempt Money Market Fund and Evergreen Short-Intermediate Municipal Fund. Prior to joining Lieber & Co., Mr. Shachat was employed by Mitchell Hutchings Asset Management Inc., a subsidiary of Paine Webber Inc., as a Portfolio Manager of the Paine Webber Resource Management Account Tax-Free Fund. His previous experience was with Donald Sheldon & Co., a firm specializing in tax-exempt securities. Mr. Shachat earned a B.S. degree from Boston University.


   (Photo of
Steven C. Shachat
   Goes Here)
STEVEN C. SHACHAT

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                         THE TAX FREE MONEY MARKET FUND
                                   a Series of

                                THE VIRTUS FUNDS
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                                 (800) 829-3863

                        By and In Exchange For Shares of

                     EVERGREEN MUNICIPAL MONEY MARKET FUND

                                   a Series of

                          EVERGREEN MONEY MARKET TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of The Tax Free Money Market Fund ("Virtus Tax Free"), a series of The Virtus Funds, to Evergreen Municipal Money Market Fund (formerly Evergreen Tax Exempt Money Market Fund) ("Evergreen Municipal"), a series of the Evergreen Money Market Trust, in exchange for Class Y shares of beneficial interest, $.001 par value per share, of Evergreen Municipal, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:


         (1) The Statement of Additional Information of Evergreen Municipal dated October 31, 1996, as amended;

         (2) The Statement of Additional Information of Virtus Tax Free dated November 30, 1997;

         (3) Annual Report of Virtus Tax Free for the year ended September 30, 1997; and


         (4) Annual Report of Evergreen Municipal for the year ended August 31, 1997.



     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Evergreen Municipal and Virtus Tax Free dated February 2, 1998. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Municipal or Virtus Tax Free at the telephone numbers or addresses set forth above.

      The date of this Statement of Additional Information is February 2, 1998.